Income Taxes - Movement in Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ (5,477)	$ 4,107
Recognized in net income (loss) for the year	(14,202)	(7,595)
Recognized in equity	65	357
Recognized in other comprehensive income (loss) for the year	1,320	(2,346)
Balance, end of year	$ (18,294)	$ (5,477)